Unproved Mineral Properties Disclosure: Schedule of unproved mineral properties (Tables)	6 Months Ended
Jul. 31, 2020
Tables/Schedules
Schedule of unproved mineral properties

Mineral Claims at July 31, 2020
Mineral Claims	January 31, 2020	Additions/ Payments	Effect of foreign currency translation	July 31, 2020
Farellon Project
Farellon Alto 1-8	$343,648	$-	$19,819	$363,467
Quina	132,455	-	7,639	140,094
Exeter	134,530	-	7,758	142,288
	610,633	-	35,216	645,849

Perth Project	42,484	-	2,450	44,934

Total Costs	$653,117	$-	$37,666	$690,783

Mineral Claims at January 31, 2020
	January 31, 2019	Additions/ Payments	Effect of foreign currency translation	January 31, 2020
Farellon Project
Farellon Alto 1-8	$411,268	$-	$(67,620)	$343,648
Quina	158,519	-	(26,064)	132,455
Exeter	109,584	50,000	(25,054)	134,530
	679,371	50,000	(118,738)	610,633

Perth Project	51,178	-	(8,694)	42,484

Total Costs	$730,549	$50,000	$(127,432)	$653,117